TAXES PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Taxes Payable Disclosure [Line Items]
Total	$ 1,273	$ 1,545
Enterprise income tax [Member]
Taxes Payable Disclosure [Line Items]
Total	493	494
Individual income tax [Member]
Taxes Payable Disclosure [Line Items]
Total	540	16
Other taxes [Member]
Taxes Payable Disclosure [Line Items]
Total	$ 240	$ 1,035